Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Basic and diluted earnings per share [abstract]
Schedule of basic and diluted EPS
	For the six months ended 30 June
	2020	2019
	USD	USD

Profit for the period	11,159,731	14,898,096
Less: profit attributable to the Earnout Shares (note 9)	(694,045)	-
Net profit available to common shareholders	10,465,686	14,898,096

Weighted average number of shares – basic and diluted	40,630,159	34,586,954

Basic and diluted earnings per share	0.26	0.43

	2019	2018	2017

Profit for the year attributable to the equity holders of parent (USD)	23,565,399	25,541,703	7,031,340
Weighted average number of shares during the year – basic and diluted	135,161,942	138,320,733	143,375,678
Basic and diluted earnings per share	0.17	0.18	0.05